Notes Payable - Summary of Consolidated Minimum Loan Payments (Detail)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum Principal	$ 61,700,000
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Minimum Principal	1,250,000
One to three years [member]
Disclosure of detailed information about borrowings [line items]
Minimum Principal	$ 60,450,000